Consolidated Statements of Cash Flows (unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net Loss	$ (854,162)	$ (945,865)	$ (7,216,031)	$ (2,067,609)
Adjustments to reconcile net loss to net cash provided in operating activities:
Depreciation Expense	12,470	2,595	13,730	11,056
Amortization Expense	12,069	36,577	146,924	138,767
Imputed Interest Expense	7,163	0
Accretion of Discount on Convertible Debentures	0	81,121	0	163,825
Accretion of Discount on Bridge Notes and Convertible Debentures			1,294,350	0
Issuance of Common Stock for Interest Expense	0	40,000	51,859	0
Issuance of Common Stock for Services			167,260	324,714
Issuance of Common Stock on Bonuses to Officers and Directors			222,500	0
Stock Compensation Expense	0	58,279	316,685	264,122
Prepaid Consulting Service Expense	29,252	0
(Gain) Loss on Conversion of Accounts Payable	4,072	0
(Gain) Loss on Settlement or Extinguishment of Debt	(43,926)	0	614,073	(76,280)
(Gain) Loss on Derivative Valuation	0	92,862	1,886,943	(200,322)
(Gain) Loss on Exchange of Warrants			312,144	0
(Gain) Loss on Distribution Contracts	(2,771)	0	(4,997)	0
(Gain) Loss on Disposition of Assets			251,192	0
(Gain) Loss on Discontinued Operations			101,219	0
Decrease (increase) in operating assets:
Accounts Receivable	597,537	526,901	279,804	(63,194)
Inventory	(40,197)	(18,874)	101,721	14,710
Prepaid Expenses & Other Assets	10,053	29,525	36,716	28,503
Other Receivables			466,762	0
Film and Television Costs, net	(89,819)	0
Increase (decrease) in operating liabilities:
Accounts Payable	(169,968)	(87,674)	(354,498)	38,917
Accrued Salaries	12,857	98,908	196,318	322,564
Accrued Interest			11,135	26,667
Accrued Interest - Related Party	0	6,724	0	50,259
Other Accrued Expenses	39,224	(147,242)	(16,126)	87,978
Net cash provided/(used) in operating activities	(476,146)	(226,163)	(1,120,317)	(935,323)
Cash Flows from Investing Activities:
Investment in Intangible Assets	(50,000)	(73,689)	(67,461)	(57,739)
Purchase of Fixed Assets			(2,825)	(1,898)
Merger with A Squared Entertainment			283,199	0
Investment in Capitalized Product Development	(12,455)	0
Net cash provided/(used) by investing activities	(62,455)	(73,689)	212,913	(59,637)
Cash Flows from Financing Activities:
Sale of Common Stock, net of offering costs	355,116	0	968,537	200,000
Costs for Warrant Exchange			(15,264)	0
Proceeds from Debenture			0	1,000,000
Proceeds from Services Advance	750,000	0
Issuance Costs on Debenture	0	32,139	(275,000)	(162,833)
Proceeds from Bridge Notes			309,000	0
Payments of Related Party Notes	(100,872)	0	(307)	0
Net cash provided/(used) by financing activities	1,004,244	32,139	986,966	1,037,167
Net increase in Cash and Cash Equivalents	465,643	(267,713)	79,562	42,707
Beginning Cash and Cash Equivalents	527,110	447,548	447,548	405,341
Ending Cash and Cash Equivalents	992,753	179,835	527,110	447,548
Supplemental disclosures of cash flow information:
Cash paid for income taxes	0	0	0	0
Cash paid for interest	0	0	0	4,012
Common Stock issued for Merger, net of cash			10,119,439	0
Conversion of Debentures and Accrued Interest to Common Stock			1,201,474	0
Conversion of Warrants to Common Stock			312,144	0
Warrants granted for Debenture Issuance Costs			0	28,929
Discount on Debentures attributed to Warrants			0	379,688
Derivative Valuation on Debentures			0	269,284
Conversion of Short Term Bridge Notes and Accrued Interest to Common Stock			543,719	0
Conversion of Related Party Notes and Accrued Interest to Common Stock			472,360	1,745,546
Conversion of Accrued Salaries to Common Stock			612,443	0
Accrued Salaries converted to Short Term Note Payable			221,000	0
Common Stock issued as Settlement for Accounts Payable	32,572	0	50,100	0
Common Stock issued for Pre-Paid Services	33,748	0	333,215	0
Common Stock issued for Issuance Costs			15,264	0
Common Stock issued for Derivative Liabilities			3,107,608	0
Common Stock issued for Debt Discount			$ 342,500	$ 0